Stockholders' Equity (Tables) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021
Stockholders' Equity (Tables) [Line Items]
Schedule of compensation expense recognized related to the Company’s restricted stock awards
Compensation expense
Directors	$270,000
Consultants	604,000
Total	$874,000

Schedule of transactions related to the Company restricted stock awards
	Shares	Deferred compensation
Granted	379,340	$911,000
Vested	(193,542)	(465,000)
Accelerated vesting due to modification	(54,548)	(131,000)
Forfeited	(56,250)	(135,000)
Amortization of deferred compensation	—	(45,000)
Unvested	75,000	$135,000

Schedule of transactions involving our warrants
	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value
Outstanding – December 31, 2020	—	$—	—	$—
Granted	1,076,857	16.88	2.58	1.31
Exercised	(70,000)	0.01	1.25	8.50
Expired	—	—	—	—
Outstanding – September 30, 2021	1,006,857	18.03	2.67	1.34
Vested and exercisable – September 30, 2021	1,006,857	18.03	2.67	1.34
Unvested and non-exercisable – September 30, 2021	—	—	—	—